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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rex Capital Advisors, LLC
Address: 50 Park Row West, Suite 113
         Providence, RI  02903

13F File Number:  28-12260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur X. Duffy
Title:     Managing Member

Phone:     401.383.5370

Signature, Place, and Date of Signing:

*
______________________________________________
  Arthur X. Duffy    Providence, RI    5/14/13


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $147,695,972


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
FORM 13F   INFORMATION TABLE


                                                                                                              VOTING AUTHORITY
                                                                                                            ---------------------
                                               CUSIP      FAIR MARKET   SHARES/  SH/ PUT/ INVSTMT  OTHER    (A)      (B)    (C)
NAME OF ISSUER                TITLE OF CLASS   NUMBER       VALUE       PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
-----------------------       --------------- ---------   -----------  --------- --- ---- ------- --------  ----   ------  ------
3M Co                         COM             88579y101       314,465      2,958 SH       SOLE                              2,958

ABB Ltd                       COM             000375204       322,418     14,166 SH       SOLE                             14,166

Abbott Laboratories           COM             002824100       313,500      8,876 SH       SOLE                              8,876

AbbVie Inc                    COM             00287Y109       332,316      8,149 SH       SOLE                              8,149

ACE Ltd                       COM             H0023R105       474,121      5,329 SH       SOLE                              5,329

Amyris Inc                    COM             03236m101       123,200     40,000 SH       SOLE                             40,000

Apple Inc                     COM             037833100       589,180      1,331 SH       SOLE                              1,331

Bank of America Corp          COM             060505104       782,053     64,208 SH       SOLE                             64,208

BlackRock Inc                 COM             09247x101       325,467      1,267 SH       SOLE                              1,267

BP PLC ADR                    COM             055622104       296,069      6,991 SH       SOLE                              6,991

Citigroup Inc                 COM             172967424       784,287     17,728 SH       SOLE                             17,728

Coach Inc                     COM             189754104       313,437      6,270 SH       SOLE                              6,270

ConocoPhillips                COM             20825c104       317,268      5,279 SH       SOLE                              5,279

Devon Energy Corp             COM             25179M103       296,656      5,258 SH       SOLE                              5,258

EI du Pont de Nemours and Co  COM             263534109       313,297      6,373 SH       SOLE                              6,373

EMC Corp                      COM             268648102       292,390     12,239 SH       SOLE                             12,239

Express Scripts Holding Co    COM             30219G108       311,839      5,412 SH       SOLE                              5,412

Facebook Inc Cl A             COM             30303M102       267,720     10,466 SH       SOLE                             10,466

Google Inc Cl A               COM             38259p508       621,849        783 SH       SOLE                                783

Hewlett-Packard Co            COM             428236103       425,878     17,864 SH       SOLE                             17,864

Johnson & Johnson Co          COM             478160104       329,300      4,039 SH       SOLE                              4,039

JPMorgan Chase & Co           COM             46625h100       739,854     15,589 SH       SOLE                             15,589

Laboratory Corp of Am.        COM             50540r409       303,794      3,368 SH       SOLE                              3,368

Lihua International Inc       COM             532352101       184,320     36,000 SH       SOLE                             36,000

McDonalds Corp                COM             580135101       318,111      3,191 SH       SOLE                              3,191

MeetMe Inc                    COM             585141104        77,520     34,000 SH       SOLE                             34,000

Microsoft Corp                COM             594918104       322,407     11,271 SH       SOLE                             11,271

Novartis AG Namen Spon ADR    COM             66987v109       313,741      4,404 SH       SOLE                              4,404

Pepsico Inc                   COM             713448108       327,041      4,134 SH       SOLE                              4,134

Philip Morris Intl            COM             718172109       330,326      3,563 SH       SOLE                              3,563

Potash Corp Sask Inc          COM             73755l107       284,759      7,255 SH       SOLE                              7,255

Qualcomm Inc                  COM             747525103       302,904      4,525 SH       SOLE                              4,525

Schlumberger Ltd              COM             806857108       286,005      3,819 SH       SOLE                              3,819

Target Inc                    COM             87612e106       333,557      4,873 SH       SOLE                              4,873

United Technologies Corp      COM             913017109       316,074      3,383 SH       SOLE                              3,383

Viacom Inc                    COM             92553P201       472,474      7,685 SH       SOLE                              7,685

Vodafone Group PLC ADR        COM             92857W209       496,205     17,472 SH       SOLE                             17,472

Walt Disney Co The            COM             254687106       470,474      8,283 SH       SOLE                              8,283

Yandex NV                     COM             n97284108    77,149,315  3,334,024 SH       SOLE                          3,334,024

iShares MSCI AC Asia ex Jap   ETF             464288182     2,053,699     34,761 SH       SOLE                             34,761

iShares MSCI EAFE Index Fund  ETF             464287465       518,324      8,788 SH       SOLE                              8,788

iShares Russell 1000 Value    ETF             464287598       375,823      4,630 SH       SOLE                              4,630

iShares Russell 2000 Index    ETF             464287655     9,283,413     98,310 SH       SOLE                             98,310

iShares Russell 2000 Value    ETF             464287630       492,803      5,880 SH       SOLE                              5,880

iShares S&P 500 Value         ETF             464287408       389,295      5,275 SH       SOLE                              5,275

iShares S&P MidCap 400/Value  ETF             464287705     9,753,238     96,672 SH       SOLE                             96,672

Powershares DB Agriculture    ETF             73936b408     2,503,934     96,677 SH       SOLE                             96,677

Powershares DB Commodity      ETF             73935S105     3,170,145    116,080 SH       SOLE                            116,080

SPDR Gold Trust ETF           ETF             78463V107       559,954      3,625 SH       SOLE                              3,625

SPDR S&P 500 ETF Trust        ETF             78462F103    19,866,519    126,805 SH       SOLE                            126,805

Vanguard FTSE Emg Mkts        ETF             922042858     5,416,632    126,277 SH       SOLE                            126,277

Vanguard Total Stock Mkt      ETF             922908769       226,526      2,798 SH       SOLE                              2,798

WisdomTree Japan Hedged       ETF             97717W851     1,910,078     44,225 SH       SOLE                             44,225

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